Lease obligation	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease obligation
	December 31,	December 31,
	2020	2019
Aircraft	$1,220,425	$1,680,103
Office Building	1,440,085	1,669,953
Printer	9,232	13,573
Office equipment	-	42,515
	2,669,742	3,406,144
Current Portion of lease obligations	(773,465)	(736,408)
Long-term lease obligations	1,896,277	2,669,736

Maturity of lease liabilities:
2021	$1,018,789
2022	1,135,510
2023	367,185
2024	367,185
2025	275,389
Total lease payments	3,164,058
Less imputed interest	(494,316)
Total discounted lease payments	2,669,742
Current portion of lease obligations	(773,465)
Non-current portion of lease obligations	1,896,277

In June 2020, the Company exercised an option for an early buy-out option on its office equipment lease for $20,000.